SEGMENT INFORMATION - Assets by Segment (Details) - USD ($) $ in Millions	Jun. 30, 2021	Dec. 31, 2020
Disclosure of operating segments [line items]
Total assets	$ 53,525	$ 54,746
Business services
Disclosure of operating segments [line items]
Total assets	21,199	19,884
Infrastructure services
Disclosure of operating segments [line items]
Total assets	10,430	10,839
Industrials
Disclosure of operating segments [line items]
Total assets	21,819	23,929
Corporate and other
Disclosure of operating segments [line items]
Total assets	$ 77	$ 94